DEBT	6 Months Ended
Jun. 30, 2016
Debt Disclosure [Abstract]
DEBT
13. DEBT

The Company drew down $192.4 million in the six months ended June 30, 2016 from its $466.5 million term loan facility in connection with the six LR2 tanker newbuildings, which were delivered in that period.

In May 2016, the Company obtained commitments for up to $603.4 million of new financing comprising $328.4 million in bank financing for eight newbuilding contracts and a $275.0 million senior unsecured facility from an affiliate of Hemen Holding Limited., the Company's largest shareholder. The $275.0 million senior unsecured facility was signed in June 2016 and the $328.4 million facility was signed in August 2016 (see Note 18).

The $275.0 million facility carries an interest rate of 625 basis points. The facility is available to the Company for a period of eighteen months from the first utilization date and is repayable in full on the eighteen month anniversary of the first utilization date. There are no scheduled loan repayments before this date. The facility does not include any financial covenants and will be used to part finance the Company's current newbuilding program, partially finance potential acquisitions of newbuildings or vessels on the water and for general corporate purposes.

Assets pledged

(in thousands of $)	2016	2015
Vessels and equipment, net,	1,419,195	1,186,230